Segment Data (Schedule Of Operating Segment Results) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenue	$ 1,715,797	$ 1,630,034	$ 1,630,154	$ 1,342,548	$ 1,694,367	$ 1,587,522	$ 1,618,097	$ 1,343,058	$ 6,318,533	$ 6,243,044	$ 6,246,884
Direct operating expenses	648,666	645,981	643,222	596,496	674,978	648,743	632,586	597,780	2,534,365	2,554,087	2,498,400
Selling, general and administrative expenses	421,116	429,687	420,577	415,828	423,803	411,354	411,341	403,363	1,687,208	1,649,861	1,666,418
Depreciation and amortization	186,100	175,865	174,062	174,871	191,582	177,330	179,734	182,182	710,898	730,828	729,285
Impairment charges	19,239	35	4,902	0	16,970	0	0	0	24,176	16,970	37,651
Corporate expenses	87,228	78,202	82,196	72,705	67,812	89,574	75,328	80,800	320,331	313,514	293,207
Other operating income, net	(5,678)	47,172	(1,628)	165	13,304	6,186	1,113	2,395	40,031	22,998	48,127
Operating income (loss)	347,770	347,436	303,567	82,813	332,526	266,707	320,221	81,328	1,081,586	1,000,782	1,070,050
Segment assets	14,040,242				15,097,302				14,040,242	15,097,302	16,292,713
Capital expenditures									318,164	324,526	390,280
Share-based compensation expense									10,713	16,715	28,540
Intersegment [Member]
Segment Reporting Information [Line Items]
Revenue									65,149	62,605	66,719
iHM [Member]
Segment Reporting Information [Line Items]
Revenue									3,161,503	3,131,595	3,084,780
Direct operating expenses									921,089	942,644	882,785
Selling, general and administrative expenses									1,052,578	1,020,097	993,116
Depreciation and amortization									240,868	262,136	262,409
Impairment charges									0	0	0
Corporate expenses									0	0	0
Other operating income, net									0	0	0
Operating income (loss)									946,968	906,718	946,470
Segment assets	7,720,181				7,933,564				7,720,181	7,933,564	8,061,701
Capital expenditures									50,403	75,742	65,821
Share-based compensation expense									0	0	0
iHM [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenue									10	0	0
Americas Outdoor Advertising [Member]
Segment Reporting Information [Line Items]
Revenue									1,253,190	1,290,452	1,279,257
Direct operating expenses									555,614	566,669	582,340
Selling, general and administrative expenses									211,969	220,732	211,245
Depreciation and amortization									194,640	196,597	192,023
Impairment charges									0	0	0
Corporate expenses									0	0	0
Other operating income, net									0	0	0
Operating income (loss)									290,967	306,454	293,649
Segment assets	3,527,935				3,693,308				3,527,935	3,693,308	3,835,235
Capital expenditures									97,053	88,991	117,647
Share-based compensation expense									0	0	0
Americas Outdoor Advertising [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenue									3,436	2,473	1,175
International Outdoor Advertising [Member]
Segment Reporting Information [Line Items]
Revenue									1,708,069	1,655,738	1,667,687
Direct operating expenses									1,041,274	1,028,059	1,021,152
Selling, general and administrative expenses									336,550	322,840	363,417
Depreciation and amortization									207,431	203,927	205,258
Impairment charges									0	0	0
Corporate expenses									0	0	0
Other operating income, net									0	0	0
Operating income (loss)									122,814	100,912	77,860
Segment assets	1,817,237				2,029,687				1,817,237	2,029,687	2,256,309
Capital expenditures									130,154	108,548	150,129
Share-based compensation expense									0	0	0
International Outdoor Advertising [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenue									0	0	80
Other [Member]
Segment Reporting Information [Line Items]
Revenue									260,920	227,864	281,879
Direct operating expenses									24,009	25,271	25,088
Selling, general and administrative expenses									143,629	140,241	152,394
Depreciation and amortization									33,543	39,291	45,568
Impairment charges									0	0	0
Corporate expenses									0	0	0
Other operating income, net									0	0	0
Operating income (loss)									59,739	23,061	58,829
Segment assets	277,388				534,363				277,388	534,363	815,435
Capital expenditures									5,744	9,933	17,438
Share-based compensation expense									0	0	0
Other [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenue									61,703	60,132	65,464
Corporate and other reconciling items [Member]
Segment Reporting Information [Line Items]
Revenue									0	0	0
Direct operating expenses									0	0	0
Selling, general and administrative expenses									0	0	0
Depreciation and amortization									34,416	28,877	24,027
Impairment charges									24,176	16,970	37,651
Corporate expenses									320,341	313,514	293,207
Other operating income, net									40,031	22,998	48,127
Operating income (loss)									(338,902)	(336,363)	(306,758)
Segment assets	697,501				906,380				697,501	906,380	1,324,033
Capital expenditures									34,810	41,312	39,245
Share-based compensation expense									10,713	16,715	28,540
Corporate and other reconciling items [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenue									0	0	0
Eliminations [Member]
Segment Reporting Information [Line Items]
Revenue									(65,149)	(62,605)	(66,719)
Direct operating expenses									(7,621)	(8,556)	(12,965)
Selling, general and administrative expenses									(57,518)	(54,049)	(53,754)
Depreciation and amortization									0	0	0
Impairment charges									0	0	0
Corporate expenses									(10)	0	0
Other operating income, net									0	0	0
Operating income (loss)									0	0	0
Segment assets	0				0				0	0	0
Capital expenditures									0	0	0
Share-based compensation expense									0	0	0
Eliminations [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenue									$ 0	$ 0	$ 0